Related parties - Key management personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related parties
Short-term employee benefits	$ 3.7	$ 5.6	$ 5.9
Share-based compensation	4.0	5.7	9.4
Long-term employee benefits	$ 0.4	$ 0.5	$ 0.5